Income Taxes 5 (Details) (USD $) In Thousands	Dec. 31, 2010	Dec. 31, 2009
Components Of Deferred Tax Assets And Liabilities Abstract
Net current deferred income tax asset	$ 26,757	$ 21,570
Noncurrent deferred income tax assets
Net operating loss ("NOL") carryforwards	33,724	26,884
Stock-based compensation	17,204	15,526
Other	38,998	35,584
Gross noncurrent deferred income tax assets	89,926	77,994
Less valuation allowance	(28,252)	(17,977)
Total noncurrent deferred income tax assets	61,674	60,017
Noncurrent deferred income tax liabilities
Licenses/intangibles	246,599	221,754
Property, plant and equipment	323,334	288,094
Partnership investments	71,566	61,272
Other	3,619	4,217
Total noncurrent deferred income tax liabilities	645,118	575,337
Net noncurrent deferred income tax liability	$ 583,444	$ 515,320